-----------------------------------
                                                   OMB APPROVAL
                                        -----------------------------------
                                        OMB Number:           3235-0006
                                        Expires:      December 31, 2009
                                        Estimated average burden
                                        hours per response..........22.6
                                        -----------------------------------




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Perry Corp.
                  767 Fifth Avenue
                  New York, NY 10153

Form 13F File Number:      028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael C. Neus
Title:            General Counsel
Phone:            212-583-4000

Signature, Place, and Date of Signing:

 /s/ Michael C. Neus                    New York, NY          February 13, 2009
---------------------------         ---------------------    -------------------
        [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           1
                                                            ------------------

Form 13F Information Table Entry Total:                                     46
                                                            ------------------

Form 13F Information Table Value Total:                               $681,020
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         -------                    ---------------------------

         1.                         Richard C. Perry.


                                                             Perry Corp
                                                     Form 13F Information Table
                                                  Quarter ended December 31, 2008




                                                                                     INVESTMENT DISCRETION         VOTING AUTHORITY

                                                     FAIR MARKET
                                                        VALUE     SHARES OR
                            TITLE OF         CUSIP       (IN      PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER   THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AMN Healthcare Inc.            COM          001744101   $2,870      339,240 SH                     Shared    1         339,240
-----------------------------------------------------------------------------------------------------------------------------------
Argo Group International
Holdings, Ltd.                 COM          G0464B107   $7,263      214,115 SH                     Shared    1         214,115
-----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health Inc.           COM          14149Y108   $23,905     693,513 SH                     Shared    1         693,513
-----------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories
International, Inc.            COM          159864107   $2,968      113,296 SH                     Shared    1         113,296
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Outdoor
Holdings, Inc.                 CL A         18451C109   $3,091      502,587 SH                     Shared    1         502,587
-----------------------------------------------------------------------------------------------------------------------------------
Comverse Technology Inc.       COM          205862402   $17,246   2,755,000 SH                     Shared    1       2,755,000
-----------------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp     COM          232806109   $8,493    1,900,000 SH                     Shared    1       1,900,000
-----------------------------------------------------------------------------------------------------------------------------------
Data Domain Inc.               COM          23767P109   $23,850   1,268,600 SH  PUT                Shared    1       1,268,600
-----------------------------------------------------------------------------------------------------------------------------------
DISH Network Corp              CL A         25470M109   $14,972   1,350,000 SH                     Shared    1       1,350,000
-----------------------------------------------------------------------------------------------------------------------------------
Doral Financial Corp           COM NEW      25811P886   $938        125,000 SH                     Shared    1         125,000
-----------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty
Holdings Limited               SHS          G30397106   $217,937  7,138,460 SH                     Shared    1       7,138,460
-----------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                COM NEW      368710406   $8,291      100,000 SH  CALL               Shared    1         100,000
-----------------------------------------------------------------------------------------------------------------------------------
GT Solar International Inc.    COM          3623E0209   $1,592      550,887 SH                     Shared    1         550,887
-----------------------------------------------------------------------------------------------------------------------------------
Hologic Inc.                   COM          436440101   $2,730      208,900 SH                     Shared    1         208,900
-----------------------------------------------------------------------------------------------------------------------------------
ICO Global Communications
Holdings Ltd DE                CL A         44930K108   $1,253    1,108,489 SH                     Shared    1       1,108,489
-----------------------------------------------------------------------------------------------------------------------------------
Idearc Inc.                    COM          451663108   $85       1,000,000 SH                     Shared    1       1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Immersion Corp                 COM          452521107   $8,198    1,391,900 SH                     Shared    1       1,391,900
-----------------------------------------------------------------------------------------------------------------------------------
IMS Health Inc.                COM          449934108   $13,048     860,713 SH                     Shared    1         860,713
-----------------------------------------------------------------------------------------------------------------------------------
                               *W EXP
Jamba Inc.                     06/28/2009   47023A119   $7          725,000 SH                     Shared    1         725,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson              COM          478160104   $33,113     553,458 SH                     Shared    1         553,458
-----------------------------------------------------------------------------------------------------------------------------------
                               SPONS ADR
LG Display Co Ltd.             REP          50186V102   $2,484      300,000 SH                     Shared    1         300,000
-----------------------------------------------------------------------------------------------------------------------------------
Lorillard Inc.                 COM          544147101   $3,945       70,000 SH                     Shared    1          70,000
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group
Ltd                            ORD          G5876H105   $8,004    1,200,000 SH                     Shared    1       1,200,000
-----------------------------------------------------------------------------------------------------------------------------------


                                                     FAIR MARKET
                                                        VALUE     SHARES OR
                            TITLE OF         CUSIP       (IN      PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                       CLASS           NUMBER   THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp                  COM          58155Q103   $3,321       85,746 SH                     Shared    1          85,746
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc.                 COM          585055106   $3,164      100,700 SH                     Shared    1         100,700
-----------------------------------------------------------------------------------------------------------------------------------
MetroPCS Communications
Inc.                           COM          591708102   $8,168      550,000 SH                     Shared    1         550,000
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                 COM          594918104   $4,860      250,000 SH                     Shared    1         250,000
-----------------------------------------------------------------------------------------------------------------------------------
Montpelier Re Holdings
Ltd                            SHS          G62185106   $17,645   1,050,912 SH                     Shared    1       1,050,912
-----------------------------------------------------------------------------------------------------------------------------------
                               SPONSORED
NDS Group plc                  ADR          628891103   $7,022      122,463 SH                     Shared    1         122,463
-----------------------------------------------------------------------------------------------------------------------------------
North American Energy
Partners                       COM          656844107   $15,359   4,598,466 SH                     Shared    1       4,598,466
-----------------------------------------------------------------------------------------------------------------------------------
PartnerRe Ltd                  COM          G6852T105   $2,102       29,500 SH                     Shared    1          29,500
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                  COM          747525103   $20,602     575,000 SH                     Shared    1         575,000
-----------------------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp            COM          812350106   $38,870   1,000,000 SH                     Shared    1       1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                               SBI CONS
Select Sector SPDR TR          STPLS        81369Y308   $5,968      250,000 SH                     Shared    1         250,000
-----------------------------------------------------------------------------------------------------------------------------------
Sierra Wireless Inc.           COM          826516106   $7,589    1,301,692 SH                     Shared    1       1,301,692
-----------------------------------------------------------------------------------------------------------------------------------
Sigma Designs Inc.             COM          826565103   $8,674      913,000 SH                     Shared    1         913,000
-----------------------------------------------------------------------------------------------------------------------------------
STEC Inc                       COM          784774101   $1,415      332,123 SH                     Shared    1         332,123
-----------------------------------------------------------------------------------------------------------------------------------
Synopsis Inc.                  COM          871607107   $3,704      200,000 SH                     Shared    1         200,000
-----------------------------------------------------------------------------------------------------------------------------------
Universal American Corp        COM          913377107   $61,039   6,920,500 SH                     Shared    1       6,920,500
-----------------------------------------------------------------------------------------------------------------------------------
Validus Holdings Ltd           COM SHS      G9319H102   $13,514     516,584 SH                     Shared    1         516,584
-----------------------------------------------------------------------------------------------------------------------------------
Viacom Inc.                    CL B         92553P201   $2,764      145,000 SH                     Shared    1         145,000
-----------------------------------------------------------------------------------------------------------------------------------
                               *W EXP
Virgin Media Inc.              01/10/2011   92769L119   $0           17,349 SH                     Shared    1          17,349
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co               COM          949746101   $25,259     856,812 SH                     Shared    1         856,812
-----------------------------------------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd      SHS          G96655108   $14,950     600,900 SH                     Shared    1         600,900
-----------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd                 CL A         G98255105   $6,136    1,658,471 SH                     Shared    1       1,658,471
-----------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings Inc.           COM          98956P102   $2,611       64,600 SH                     Shared    1          64,600
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                 $681,020
(in thousands)

